Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and equivalents (note 25a)	$ 3,314	$ 1,571
Accounts receivable (note 18)	363	248
Inventories (note 17)	2,289	1,852
Other current assets (note 18)	565	307
Total current assets (excluding assets classified as held-for-sale)	6,531	3,978
Assets classified as held-for-sale (note 4)	356	0
Total current assets	6,887	3,978
Non-current assets
Non-current portion of inventory (note 17)	2,300	1,696
Equity in investees (note 16)	4,527	1,234
Property, plant and equipment (note 19)	24,141	12,826
Intangible assets (note 20a)	226	227
Goodwill (note 20b)	4,769	1,176
Deferred income tax assets (note 30)	235	259
Other assets (note 22)	1,307	1,235
Total assets	44,392	22,631
Current liabilities
Accounts payable (note 23)	1,155	1,101
Debt (note 25b)	375	43
Current income tax liabilities	224	203
Other current liabilities (note 24)	622	321
Total current liabilities (excluding liabilities classified as held-for-sale)	2,376	1,668
Liabilities classified as held-for-sale (note 4)	0	0
Total current liabilities	2,376	1,668
Non-current liabilities
Debt (note 25b)	5,161	5,695
Provisions (note 27)	3,114	2,904
Deferred income tax liabilities (note 30)	3,091	1,236
Other liabilities (note 29)	823	1,743
Total liabilities	14,565	13,246
Equity
Capital stock (note 31)	29,231	20,883
Deficit	(9,722)	(13,453)
Accumulated other comprehensive loss	(122)	(158)
Other	2,045	321
Total equity attributable to Barrick Gold Corporation shareholders	21,432	7,593
Non-controlling interests (note 32)	8,395	1,792
Total equity	29,827	9,385
Contingencies and commitments (notes 2, 17, 19 and 36)
Total liabilities and equity	$ 44,392	$ 22,631